Property, Plant and Equipment (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 2,688,989	$ 3,249,417	$ 3,028,924
Asset Impairment Charges	1,590,371	0	0
Impairment of Long-Lived Assets to be Disposed of	39,380
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Asset Impairment Charges	$ 199,621